Schedule of Reconciliation of the Federal Income Tax Rate (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			4.30%	2.80%
Change in State Tax Rate			2.00%	0.00%
Net Operating Loss			(2.30%)	0.00%
Change in valuation allowance			9.30%	(23.80%)
Effective Tax Rate			34.40%	0.00%